Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Cash generated from operating activities
(Loss)/profit for the year	$ (3)	€ (3)	$ (50)	€ (46)	$ 237	€ 224
Income tax charge/(credit)	13		(21)		19
Net finance expense / (income)	192		147		(80)
Depreciation and amortization	449		418		359
Exceptional operating items	21		106		90
Movement in working capital	40		270		(202)
Exceptional costs paid, including restructuring	(53)		(56)		(101)
Cash generated from/(used in) operations	$ 659		$ 814		$ 322